Financial Instruments - Financial Assets Recorded at FVTOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ (25.1)	$ 8.3
Income tax expense related to investments	0.0	0.5
Equity securities | FVTOCI | Investments
Disclosure of financial assets [line items]
Unrealized losses on investments	(0.5)	(5.4)
Realized gains on investments	0.1	(18.8)
Gains (losses) on financial assets at fair value through profit or loss	$ (0.4)	$ (24.2)